NOTE 17: INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Note 17 Income Taxes
Loss before taxes	$ (3,789,918)	$ (3,109,921)	$ (1,669,736)
Combined Canadian federal and provincial income tax rates	27.00%	26.00%	26.00%
Expected income tax recovery	$ (1,023,280)	$ (808,580)	$ (434,130)
Items that cause an increase (decrease):
Effect of different tax rates in foreign jurisdiction	35,690	(219,015)	(52,060)
Non-deductible expenses	294,780	10,988	32,390
Tax rate changes	152,650	233,990	1,834
Change in prior year estimates	0	165,538	0
Other	1,690	(561)	0
Change in unrecognized deferred income tax assets	538,470	617,640	295,670
Income tax (recovery) expense	$ 0	$ 0	$ 78,146